Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity - USD ($) $ in Thousands	Total	Seaspan [Member]	Seaspan [Member] Fairfax Financial Holdings Limited [Member]	Seaspan [Member] Series D Puttable Preferred Shares [Member]	Seaspan [Member] Class A Common Shares [Member]	Seaspan [Member] Series I Preferred Stock [Member]	Common Shares [Member]	Common Shares [Member] Seaspan [Member]	Common Shares [Member] Seaspan [Member] Class A Common Shares [Member]	Deficit [Member]	Deficit [Member] Seaspan [Member]	Non-puttable Preferred Shares [Member] Seaspan [Member]	Non-puttable Preferred Shares [Member] Seaspan [Member] Series I Preferred Stock [Member]	Treasury Shares [Member] Seaspan [Member]	Additional Paid-in Capital [Member] Seaspan [Member]	Additional Paid-in Capital [Member] Seaspan [Member] Fairfax Financial Holdings Limited [Member]	Additional Paid-in Capital [Member] Seaspan [Member] Class A Common Shares [Member]	Additional Paid-in Capital [Member] Seaspan [Member] Series I Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member] Seaspan [Member]
Balance at Dec. 31, 2016		$ 1,747,200						$ 1,100			$ (807,500)	$ 300		$ (400)	$ 2,580,300				$ (26,600)
Balance, shares at Dec. 31, 2016								105,722,646				32,751,629
Net earnings (loss)		175,200									175,200
Other comprehensive income		2,900																	2,900
Shares issued, value		3,000			$ 121,400				$ 200						3,000		$ 121,200
Shares issued, shares									19,550,000			121,077
Fees and expenses in connection with issuance of common and preferred shares		(2,600)													(2,600)
Dividends on Class A common shares		(83,600)									(83,600)
Dividends on preferred shares		(64,400)									(64,400)
Shares issued through dividend reinvestment program		21,800													21,800
Shares issued through dividend reinvestment program, shares								3,300,537
Share-based compensation expense		17,300													17,300
Share-based compensation expense, shares								1,246,604
Other share-based compensation		11,200									(800)				12,000
Other share-based compensation, shares								1,846,892
Treasury shares								(2,578)
Balance at Dec. 31, 2017		1,949,400						$ 1,300			(781,100)	$ 300		(400)	2,753,000				(23,700)
Balance, shares at Dec. 31, 2017								131,664,101				32,872,706
Net earnings (loss)		278,800									278,800
Other comprehensive income		1,100																	1,100
Shares issued, value					$ 13,900	$ 150,000							$ 100				$ 13,900	$ 149,900
Shares issued, shares								0	2,514,996				6,000,000
Preferred shares issued				$ 46,700
Preferred shares issued, shares				1,986,449
Warrants issued		67,500													67,500
Exercise of warrants		328,700						$ 500							328,200
Exercise of warrants, shares								38,461,539
Fees and expenses in connection with issuance of common and preferred shares		(74,300)													(74,300)
Dividends on Class A common shares		(72,700)									(72,700)
Dividends on preferred shares		(68,700)									(68,700)
Puttable preferred shares accretion of preferred shares with holder put option				$ 1,400
Accretion of preferred shares with holder put option		(1,500)									(1,500)
Redemption of Series F preferred shares		(140,000)										$ (100)			(139,900)
Redemption of Series F preferred shares, shares												(5,600,000)
Shares issued through dividend reinvestment program		22,800													22,800
Shares issued through dividend reinvestment program, shares								2,986,159
Share-based compensation expense		3,100													3,100
Share-based compensation expense, shares								325,221
Other share-based compensation		1,900									(400)				2,300
Other share-based compensation, shares								890,927
Treasury shares								(7,106)
Puttable preferred shares, Balance at Dec. 31, 2018		$ 48,100		$ 48,100
Puttable preferred shares Balance, shares at Dec. 31, 2018		1,986,449		1,986,449
Balance at Dec. 31, 2018		$ 2,460,000						$ 1,800			(645,600)	$ 300		(400)	3,126,500				(22,600)
Balance, shares at Dec. 31, 2018								176,835,837				33,272,706
Impact of accounting policy change		181,100									181,100
Adjusted balance, December 31, 2018		2,641,100						$ 1,800			(464,500)	$ 300		(400)	3,126,500				(22,600)
Net earnings (loss)		439,100									439,100
Other comprehensive income		1,000																	1,000
Exercise of puttable preferred shares				$ (47,700)
Exercise of puttable preferred shares, shares				(1,923,585)
Cancellation of put option on puttable preferred shares				$ (1,600)
Cancellation of put option on puttable preferred shares				(62,864)
Cancellation of put option on puttable preferred shares		1,600													1,600
Cancellation of put option on puttable preferred shares, shares												62,864
Shares issued, shares								0
Exercise of warrants		321,600						$ 38,461,539,000							321,200
Exercise of warrants, shares								400,000
Fees and expenses in connection with issuance of common and preferred shares			$ (200)													$ (200)
Dividends on Class A common shares		(103,000)									(103,000)
Dividends on preferred shares		(70,400)									(70,400)
Accretion of preferred shares with holder put option		(1,200)									(1,200)
Shares issued through dividend reinvestment program		1,200													1,200
Shares issued through dividend reinvestment program, shares								122,148
Share-based compensation expense		1,900									(700)				2,600
Share-based compensation expense, shares								257,799
Treasury shares								(1,724)
Puttable preferred shares, Balance at Dec. 31, 2019		$ 0
Puttable preferred shares Balance, shares at Dec. 31, 2019		0
Balance at Dec. 31, 2019	$ (3,567)	$ 3,232,700						$ 2,200		$ (3,567)	(200,700)	$ 300		(400)	3,452,900				(21,600)
Balance, shares at Dec. 31, 2019							1	215,675,599				33,335,570
Balance at Sep. 30, 2019										0
Balance, shares at Sep. 30, 2019							1
Net earnings (loss)	(3,567)									(3,567)
Puttable preferred shares, Balance at Dec. 31, 2019		$ 0
Puttable preferred shares Balance, shares at Dec. 31, 2019		0
Balance at Dec. 31, 2019	$ (3,567)	$ 3,232,700						$ 2,200		$ (3,567)	$ (200,700)	$ 300		$ (400)	$ 3,452,900				$ (21,600)
Balance, shares at Dec. 31, 2019							1	215,675,599				33,335,570